PROPERTY AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2022
PROPERTY AND EQUIPMENT, NET.
PROPERTY AND EQUIPMENT, NET

NOTE 9. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	June 30,	June 30,	June 30,
	2021	2022	2022
	RMB	RMB	U.S. Dollars
Motor vehicles	¥5,097,921	¥5,312,274	$793,146
Office equipment and fixtures	1,385,084	1,442,395	215,356
Production equipment	30,559,275	31,102,055	4,643,677
Total property and equipment	37,042,280	37,856,724	5,652,179
Less: accumulated depreciation	(9,135,200)	(11,614,250)	(1,734,060)
Less: Impairment for property and equipment	(768,312)	(768,312)	(114,712)
Property and equipment, net	¥27,138,768	¥25,474,162	$3,803,407
Construction in progress	¥—	¥239,739	$35,794

Depreciation expenses were ¥1,582,461, ¥2,773,122 and ¥2,611,854 ($389,961) for the years ended June 30, 2020, 2021 and 2022, respectively.

Impairment loss for the property and equipment was ¥nil, ¥768,312 and ¥nil for the years ended June 30, 2020, 2021 and 2022. As one of the Company’s properties and equipment were not able to generate enough future cashflow. Thus the Company decided to record full impairment of those properties and equipment during the year ended June 30, 2021.

Gain from property and equipment disposal was ¥89,156 for the year ended June 30, 2020. Loss from property and equipment disposal was ¥19,590 and ¥48,628 ($7,260) for the years ended June 30, 2021 and 2022, respectively.